Inventories (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw material reserves	$ 2,488	$ 1,838
Products-in-progress reserves	71,468	82,673
Finished product reserves	14,218	20,771
Total	$ 88,174	$ 105,282	$ 96,284	$ 81,295